Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses
Lease concessions	1,199,978
Lease received	$ 7,654			9,783
Estimated useful lives	8 years
Impairment of long-lived assets	$ 272,350			272,350
Deferred revenue	7,338,357			7,085,696
Revenue recognized	3,505,674			3,945,400
Cash vouchers	$ 7,338,357
Percentage of VAT rate	1.00%	1.00%
Taxable net income (in Yuan Renminbi) | ¥		¥ 100,000
Cash deposits	$ 4,100,000
Amount of unprotected cash amount	$ 3,800,000
Local PRC Tax Authority [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of VAT rate	3.00%	3.00%
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits	$ 81,354			$ 555,799
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of VAT rate	13.00%	13.00%
Taxable net income (in Yuan Renminbi) | ¥		¥ 150,000
Taxable Net Income [Member]
Summary of Significant Accounting Policies [Line Items]
Taxable net income (in Yuan Renminbi) | ¥		¥ 100,000
One Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	14.00%	14.00%	18.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	13.50%	13.50%		14.90%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	11.60%	11.60%	14.70%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage				11.10%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage				11.00%
Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits	$ 3,969,742			$ 864,426